Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to any income tax.

Hong Kong

Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HK$2,000,000 (approximately $258,000), of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. For the years ended December 31, 2024 and 2023, the Company had $nil and $2,072,386, respectively, of income subject to the Hong Kong Profits Tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. For the years ended December 31, 2024 and 2023, the Company had $nil and $28,031, respectively, of income subject to the Malaysia Income Tax.

Singapore

Singapore Income Tax is calculated at 17% of the estimated assessable profits for the relevant year. For the years ended December 31, 2024 and 2023, the Company had $nil and $nil, respectively, of income subject to the Singapore Income Tax.

The income tax provision consists of the following:

	2024	2023
Current:
Hong Kong	$(29,689)	$291,326
Malaysia	205	7,279
	$(29,484)	$298,605

Deferred	-	-
	$(29,484)	$298,605

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2024 and 2023, respectively.

	2024	2023
(Loss) \ Income before provision for income taxes	$(3,900,897)	$1,431,255
Tax at the domestic income tax rate of 16.5%	(643,648)	236,157
Tax effect of Hong Kong at graduated rates	21,290	(21,290)
Foreign tax rate differentials	(6,782)	2,102
Non-deductible expenses for tax purpose	370,804	110,412
Unrecognize tax benefit	216,736	-
Non-taxable income	43,921	(22,790)
Prior year accrual	(31,805)	(5,986)
Income tax expense	$(29,484)	$298,605